Wilmington Small-Cap Strategy Fund
WILMINGTON SMALL-CAP STRATEGY FUND SUMMARY
Investment Goal
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Small-Cap Strategy Fund	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Small-Cap Strategy Fund		Class I
Management Fee		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.54%
Acquired Fund Fees and Expenses		0.09%
Total Annual Fund Operating Expenses		1.18%
Fee Waivers and/or Expense Reimbursements	[1]	(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.34%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses. This waiver may be amended or withdrawn after November 30, 2015, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Small-Cap Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	35	291	568	1,357

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent full fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of the portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies (primarily common stocks). Small-cap companies are companies that have a market capitalization at the time of purchase less than or equal to the largest company in the Russell 2000 Index ($4.4 billion as of June 30, 2014) or less than or equal to the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The tactical allocations may be based on one or more factors, such as investment style (e.g., growth or value), market capitalization, industry sector or security valuation measure (e.g., price/earnings ratio). Once the investment advisor determines the tactical allocations, the sub-advisor builds a portfolio in accordance with the investment advisor’s allocation instructions. The sub-advisor uses quantitative analytical tools to construct a portfolio for the Fund.

The sub-advisor invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect the investment advisor’s growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-advisor will use its proprietary quantitative analytical tools to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or approximate that of the benchmark index.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.
  Company Size Risk. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, also known as Wilmington Small-Cap Strategy Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 10 Years

Best Quarter 20.15% 6/30/2009 Worst Quarter (26.19)% 12/31/2008
The Fund’s Class I Shares total return for the six-month period from January 1, 2014 to June 30, 2014 was 3.00%.
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns Wilmington Small-Cap Strategy Fund	1 Year	5 Years	10 Years
Class I Shares	37.35%	19.49%	7.91%
Class I Shares Return After Taxes on Distributions	36.79%	19.12%	6.86%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	21.28%	15.82%	6.31%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.